Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Taxes
Deferred tax assets	$ 6,809,347	$ 3,879,427
Deferred tax liabilities	(1,328,831)	(1,337,943)
Net deferred income tax	$ 5,480,516	$ 2,541,484